Investment Risks	Jan. 30, 2026
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom Retirement Fund | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2010 Fund | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2015 Fund | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt or money market security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2020 Fund | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2025 Fund | InflationProtectedDebtExposureMember
Prospectus Line Items
Risk [Text Block]	Inflation-Protected Debt Exposure. Increases in real interest rates can cause the price of inflation-protected debt securities to decrease. Interest payments on inflation-protected debt securities can be unpredictable.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2030 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) including floating rate loans and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2035 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | CorrelationToIndexMember
Prospectus Line Items
Risk [Text Block]	Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as fees and expenses of the underlying fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on an underlying fund and its shareholders.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | InterestRateChangesMember
Prospectus Line Items
Risk [Text Block]	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | PassiveManagementRiskMember
Prospectus Line Items
Risk [Text Block]	Passive Management Risk. Some of the underlying funds in which the fund invests are managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of an underlying fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the performance of these underlying funds could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. An underlying index fund may be concentrated to approximately the same extent that its index concentrates in the securities of issuers in a particular industry or group of industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2040 Fund | PrepaymentMember
Prospectus Line Items
Risk [Text Block]	Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2045 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2050 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2055 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2060 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | CommodityFuturesMember
Prospectus Line Items
Risk [Text Block]	Commodity Futures. Investments in commodity futures contracts are also subject to the risk of the failure of any of the exchanges on which an underlying fund's positions trade or of its clearinghouses or counterparties. In addition, certain commodity exchanges limit fluctuations in certain futures contract prices during a single day by regulations referred to as "daily price fluctuation limits" or "daily limits." Under such daily limits, during a single trading day no trades may be executed at prices beyond the daily limit. If triggered, these limits could prevent the underlying fund from liquidating unfavorable positions and subject the underlying fund to losses or prevent it from entering into desired trades during the particular trading day.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | CommodityLinkedInvestingMember
Prospectus Line Items
Risk [Text Block]	Commodity-Linked Investing. The value of commodities and commodity-linked investments may be affected by the performance of the overall commodities markets as well as weather, political, tax, and other regulatory and market developments. Commodity-linked investments may be more volatile and less liquid than the underlying commodity, instruments, or measures.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2065 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | LeverageRiskMember
Prospectus Line Items
Risk [Text Block]	Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | GrowthInvestingMember
Prospectus Line Items
Risk [Text Block]	"Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | InvestingInOtherFundsMember
Prospectus Line Items
Risk [Text Block]	Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | IndustryExposureMember
Prospectus Line Items
Risk [Text Block]	Industry Exposure. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry or group of related industries.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | AssetAllocationRiskMember
Prospectus Line Items
Risk [Text Block]	Asset Allocation Risk. The fund is subject to risks resulting from the Adviser's asset allocation decisions. The selection of underlying funds and the allocation of the fund's assets among various asset classes could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. In addition, the fund's active asset allocation strategy may cause the fund to have a risk profile different than that portrayed above from time to time and may increase losses.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty. A decline in the credit quality of an issuer or a provider of credit support (such as guarantees) or a maturity-shortening structure (such as demand and put features) for a security can cause the price of a security to decrease.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. The Adviser will continue to invest the fund's assets in equity funds in the years following the fund's target retirement date in an effort to achieve the fund's overall investment objective. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | ValueInvestingMember
Prospectus Line Items
Risk [Text Block]	"Value" Investing. "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | GeographicExposureToChinaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to China. Because an underlying fund invests a meaningful portion of its assets in China, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions in China and to be more volatile than the performance of more geographically diversified funds. The underlying fund may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (VIEs). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. Intervention by the Chinese government with respect to VIEs could significantly affect the Chinese company's performance and the enforceability of the VIE's contractual arrangements with the Chinese company.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
FidelityFreedomFunds-PremierComboPRO | Fidelity Freedom 2070 Fund | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because an underlying fund invests a meaningful portion of its assets in Asia, the underlying fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
Document Type	485BPOS